Supplement dated October 3, 2014
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Select Large Cap Growth Fund	8/1/2014
Effective immediately, the second sentence under the caption “Principal Investment Strategies” in the “Summary of the Fund” section is hereby superseded and replaced with the following:
The market capitalization range of the companies included within the Index was $1.63 billion to $560 billion as of June 30, 2014.
The rest of the section remains the same.